Related parties	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors.
Services provided by the Company to related parties
The Company provides registered office and other simple administrative services to three subsidiaries of ATH. The amounts invoiced for the three and six months ended June 30, 2022 and recovered through G&A expenses, amounted to nil and KUSD 1, respectively (three and six months ended June 30, 2021: KUSD 1 and KUSD 2, respectively).
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three and six months ended June 30, 2022, the Company incurred KUSD 876 and KUSD 1,196, respectively, of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations (three and six months ended June 30, 2021: KUSD 790).
In addition, the Company entered into a supply agreement with Overland ADCT BioPharma whereby the Company provides Overland ADCT BioPharma clinical supply for use in trials. For the three and six months ended June 30, 2022, nil and KUSD 45, respectively, of clinical supply was provided to Overland ADCT BioPharma which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operation. There were no such sales to Overland ADCT BioPharma during the three and six months ended June 30, 2021.
Related party balances
The Company had a related party receivable balance with Overland ADCT BioPharma of KUSD 876 and KUSD 789 as of June 30, 2022 and December 31, 2021, respectively. There were no trade accounts payable with related parties as of June 30, 2022 and December 31, 2021.
Key management compensation
The compensation of key management is shown below:

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2022	2021	2022	2021
Salaries and other short-term employee costs	2,062	1,969	4,206	4,001
Pension costs	71	106	204	240
Share-based compensation expense	6,875	8,604	12,449	13,821
Other compensation	8	9	18	22
Total	9,016	10,688	16,877	18,084

During the second quarter of 2022, there was an organizational realignment of certain key management as a result of the appointment of the Company's new CEO. The key management compensation for the three and six months ended June 30, 2022 reflects the new management structure, while the comparable prior periods have not been recast to conform to the current structure.